Condensed Financial Information of the Parent Company (Details)	Jun. 30, 2025
Condensed Financial Information of the Parent Company [Line Items]
Subsidiaries exceed percent	25.00%
Subsidiaries [Member]
Condensed Financial Information of the Parent Company [Line Items]
Subsidiaries exceed percent	25.00%